Stock-Based Compensation - Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 1,715	$ 1,311	$ 1,133
Income tax benefits	(740)	(469)	(290)
Net stock-based compensation cost	975	842	843
Unrecognized compensation cost related to non-vested awards	$ 2,300
Unrecognized compensation cost related to non-vested awards, weighted average period of recognition	2 years 6 months
Cost
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 269	223	190
SG&A expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	904	690	616
R&D expense
Stock-based compensation cost, allocation of recognized costs
Pre-tax stock-based compensation cost	$ 542	$ 398	$ 328